CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (53,908)	$ (40,980)	$ (53,554)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,891	3,942	2,482
Fair value change of warrants	(22)	(210)	208
Share-based compensation	25,405	10,856	11,968
Foreign currency exchange gain	(5)		(10)
Impairment of other receivables			8,848
Impairment of prepaid expenses and other current assets	392		23,262
Impairment of intangible assets	16,946	0	0
Share of equity loss	41
Amortization of right-of-use assets	147
Provision for dealership settlement		571
Provision for sales incentive			2,701
Loss (gain) on disposal of subsidiaries	7,800	23,037	(64)
Financial expenses			32
Interest expenses of convertible note in interest method	3	331	493
Deferred tax liabilities	(2,733)	(931)	(229)
Changes in operating assets and liabilities:
Inventories	(35)	35	(35)
Prepayment for vehicle purchase and other current assets	8	25	1,653
Amount due from related parties			(1,458)
Other non-current assets			(6)
Accounts payable		(93)	106
Advances from customers	(2)	78
Accrued expenses and other current liabilities	(250)	865	2,790
Short-term lease liabilities	(137)	(132)	(28)
Amount due to related parties	(56)	(13)	(1,237)
Income tax payable	(68)	(401)	(30)
Net cash used in operating activities	(2,583)	(3,020)	(2,108)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment, net		(18)	(396)
Cash disposed on disposal of subsidiaries		(24)	(2,740)
Cash acquired on acquisition of a subsidiary			2
Proceeds from sales of a subsidiary		16
Net cash used in investing activities		(26)	(3,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrant		3,725	1,065
Repayment of convertible note			(50)
Borrowings from related parties		286
Repayment of borrowings to related parties	(60)
Borrowings from third parties	1,104
Capital contribution		499
Net cash provided by financing activities	1,044	4,510	1,015
Effect of exchange rate changes on cash and cash equivalents	10	(1,161)	(790)
Net changes in cash and cash equivalents	(1,529)	303	(5,017)
Cash and cash equivalents at beginning of year	2,388	2,085	7,102
Cash and cash equivalents at end of year	859	2,388	2,085
NON-CASH ACTIVITIES:
Issuance of Class A Ordinary Shares to settle Series F preferred shares		246	3,443
Issuance of Series G preferred shares to settle liabilities due to the purchaser of KAG (Note 3)		1,996
Obtaining right-of-use assets in exchange for operating lease liabilities			328
Issuance of Class A Ordinary Shares for conversion of convertible notes	638	2,088	2,050
Issuance of Class A Ordinary Shares for acquisition of a subsidiary	28,812		49,100
Recognition of intangible assets from acquisition of a subsidiary			13,972
Receivable due from issuance of ordinary shares and warrants in private placements			17,900
Series H convertible preferred shares
NON-CASH ACTIVITIES:
Issuance of shares to settle payables for sales incentive		571
Class A Ordinary Shares
NON-CASH ACTIVITIES:
Issuance of shares to settle payables for sales incentive		417	3,914
Issuance of Class A Ordinary Shares for conversion of convertible notes	$ 638	$ 2,088	$ 2,050